Share-based awards and other equity instruments - Schedule of Share-based Payment Arrangement, Expensed and Capitalized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	€ 7,832	€ 8,451	€ 9,505
Equity classified awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	6,880	7,084	8,215
Liability classified awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	€ 952	€ 1,367	€ 1,290